Derivatives - Schedule of Combined Fair Value of Derivatives Included in the Accompanying Consolidated Balance Sheets (Details) - Successor [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Gross fair value [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset	$ 151,303	$ 583,035
Long-term derivative asset		76,199
Short-term derivative liability	(44,906)	(191,547)
Long-term derivative liability
Amounts netted [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset	(44,906)	(191,547)
Long-term derivative asset
Short-term derivative liability	(44,906)	(191,547)
Long-term derivative liability
Net fair value [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset	106,397	391,488
Long-term derivative asset		76,199
Short-term derivative liability
Long-term derivative liability
Total derivative asset (liability)	$ 106,397	$ 467,687